American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

September 14, 2012

Document Control
Division of Investment Management
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series –
Protected Asset Allocation Fund
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 58 to the Registration Statement under the Securities Act of 1933 and Amendment No. 58 to the Registration Statement under the Investment Company Act of 1940, as amended.  The prospectuses and Statement of Additional Information have been marked to show changes from the previous filing.

This Registration Statement contains disclosure that is responsive to oral comments we received from the Staff of the U.S. Securities and Exchange Commission on August 1, 2012 to Amendment No. 57 consistent with the Series’ response to such comments filed with the Commission via correspondence on August 23, 2012.

It is proposed that this registration statement become automatically effective on September 17, 2012 pursuant to paragraph (b) of rule 485.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Sally Samuel
Division of Investment Management –
Office of Insurance Products